Income Taxes - Effective Tax Rates Differed from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 8,308	$ 3,524	$ 7,781
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,194)	(834)	(1,107)
Low income housing tax credit	(903)	(903)	(686)
Cash surrender value of BOLI	(211)	(143)	(201)
Nondeductible merger costs		1,034
Change in corporate tax rate			511
Change in tax position BOLI	(353)
Other	36	(38)	62
Income tax expense	$ 5,683	$ 2,640	$ 6,360